Trade and Other Payables - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Accounts Payable [Abstract]
Trade accounts payable	$ 4,782	$ 4,469
Accruals for invoices to be received	5,548	3,532
Total trade accounts payable	$ 10,330	$ 8,001